Investments	12 Months Ended
Dec. 31, 2025
EBP 3.0
EBP, Master Trust [Line Items]
Investments	Investments
(a)General
The Plan’s investments are held by the Master Trust, which was established for the investment of the Plan’s assets and the assets of certain other plans also sponsored by the Company. Net assets and participation in the net income (loss) of the Master Trust are allocated to the participating plans according to each plan’s participants’ investment elections and earnings and losses thereon.
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,434,789,053	$27,860,135
General Dynamics Corporation common stock	4,620,991,283	395,777,653
Investments in other equity securities	1,949,909,396	187,585,820
Registered investment companies	159,953,112	5,034,016
Interest bearing cash	59,218,212	6,073,676
Overnight deposit accounts	19,860,221	1,836,967
Collective trusts	16,240,201,229	711,568,225
Fixed-income securities:
US government	57,127,990	1,795,696
Mortgage and asset-backed	29,403,943	924,250
Foreign government	5,131,051	161,284
Corporate debt	34,127,949	1,072,740
Total investments, at fair value	24,610,713,439	1,339,690,462
Investments, at contract value
Synthetic GICs	1,881,240,870	195,469,011
Non-interest bearing accounts	1,154,463	35,282
Net pending trades payables and interest receivable	(2,793,266)	(154,567)
Net assets of Master Trust	$26,490,315,506	$1,535,040,188
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2024:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,184,207,393	$22,161,877
General Dynamics Corporation common stock	3,946,210,540	348,149,341
Investments in other equity securities	2,147,981,194	191,798,646
Registered investment companies	217,045,032	6,566,760
Interest bearing cash	54,350,752	6,198,926
Overnight deposit accounts	26,917,938	2,482,230
Collective trusts	13,497,262,839	672,460,201
Fixed-income securities:
US government	116,145,461	2,259,032
Mortgage and asset-backed	62,918,508	1,223,766
Foreign government	6,170,183	120,010
Corporate debt	86,561,840	1,683,629
Total investments, at fair value	21,345,771,680	1,255,104,418
Investments, at contract value
Synthetic GICs	2,067,192,778	218,600,432
Non-interest bearing accounts	1,297,855	53,999
Net pending trades payables and interest receivable	(10,794,865)	(288,005)
Net assets of Master Trust	$23,403,467,448	$1,473,470,844

The following table presents the changes in net assets of the Master Trust for the year ended December 31, 2025:

Investment income:
Net appreciation in fair value of investments	$3,866,836,582
Interest and dividends	209,217,420
Total investment income	4,076,054,002

Net transfers	(989,205,944)

Net increase	3,086,848,058

Net assets:
Beginning of year	23,403,467,448
End of year	$26,490,315,506
The net appreciation for the Master Trust is net of investment manager fees.
(b)Fully Benefit-Responsive Investment Contracts
During 2025, the fully benefit-responsive synthetic investment contracts and wrappers with Metropolitan Life Insurance Company (MetLife) held in the Master Trust were terminated and the
Master Trust entered into new fully benefit-responsive synthetic investment contracts with various wrapper providers (Issuers). The fully benefit-responsive synthetic investment contracts are reported at contract value, which is generally the amount a participant would receive if he or she would initiate a withdrawal or transfer from the contract under the provisions of the Plan. Contract value represents contributions made to the contract, plus earnings, less participant withdrawals and administrative expenses. Each synthetic investment contract consists of a wrapper and underlying investments primarily in collective trusts holding debt securities.
The wrapper contracts provide participants with a stable, fixed-rate of return on investments, and protection of principal from changes in market interest rates. The financial strength rating from Standard & Poor’s at December 31, 2025, for the various wrapper providers was A+ or better. The crediting interest rate resets monthly and is based on an agreed‑upon formula with the Issuers but cannot be less than zero. The key factors that influence future interest crediting rates could include the following: the level of market interest rates; the difference between the fully benefit-responsive investment contracts' book and market values; the amount and timing of Participant contributions; transfers and withdrawals into/out of the fully benefit-responsive investment contracts; and the duration of the underlying investments backing the fully benefit-responsive investment contracts. Participants will receive the principal and accrued interest upon withdrawal for events such as transfers to other Plan investment options or payments for retirement, termination of employment, disability, death and in‑service withdrawals, as permitted by the Plan.
The investment contracts specify certain conditions under which distributions from each contract would be payable at amounts below contract value. Such circumstances include termination or merger of the Master Trust, premature contract termination initiated by the Company, and certain other Company‑initiated events that result in distributions exceeding a set amount. The contracts limit the circumstances under which the Issuers may terminate the contract. Examples of circumstances which would allow an Issuer to terminate the contract include the loss of the qualified status of a Plan in the Master Trust, uncured material breaches of responsibilities, or material and adverse changes to the provisions of the Plans in the Master Trust. If one of these events were to occur, an Issuer could terminate the contract at an amount less than contract value. No such events occurred related to the termination of the prior MetLife contracts and the contracts did not transact at less than contract value. Currently, Plan management believes that the occurrence of an event that would cause the Master Trust to transact contract distributions at less than contract value is not probable.
(c)Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
•Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
•Level 2 - Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the assets or liabilities;
•Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
•Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024:
General Dynamics Corporation Common Stock, Investments in Other Equity Securities, Interest Bearing Cash and Overnight Deposit Accounts: Valued at the closing price reported on the active market in which the individual securities are traded (Level 1).
Registered Investment Companies: Valued at the closing price reported on the active market in which the individual securities are traded (Level 1). The fair values of private mutual funds are determined using the net asset value as provided by the fund managers (Level 2). Investments in the private mutual funds are redeemable daily at net asset value and there are no restrictions on redemptions.
Participant-Directed Brokerage Accounts: The fair values of interest-bearing cash, mutual funds, common stocks, and units of exchange traded funds are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1). The fair values of certificates of deposit are based on current bid prices (Level 2). The accounts also hold corporate debt which is valued at the most recent bid prices (sales prices if their principal market is an exchange) in the principal market in which they are traded, as determined by recognized dealers in such securities, or are valued on the basis of information provided by a pricing service (Level 2). Government securities are valued based on institutional bid evaluations (Level 2).
Corporate Debt and Mortgage and Asset-Backed Securities: Valued at their most recent bid prices (sales prices if their principal market is an exchange) in the principal market in which such securities are traded, as determined by recognized dealers in such securities, or are valued on the basis of information provided by a pricing service (Level 2).
Government Securities: These securities are valued based on institutional bid evaluations (Level 2).
Units of Collective Trusts: The fair values of these private investment securities are determined using the net asset value as provided by the fund managers (Level 2). Investments in collective trusts are redeemable daily at net asset value and there are no restrictions on redemptions.
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2025:
Participant-directed brokerage accounts	$1,434,789,053	$1,389,462,938	$45,326,115	$—
General Dynamics Corporation common stock	4,620,991,283	4,620,991,283	—	—
Investments in other equity securities	1,949,909,396	1,949,909,396	—	—
Registered investment companies	159,953,112	114,989,654	44,963,458	—
Interest bearing cash	59,218,212	59,218,212	—	—
Overnight deposit accounts	19,860,221	19,860,221	—	—
Collective trusts	16,240,201,229	—	16,240,201,229	—
Fixed-income securities:
US government	57,127,990	—	57,127,990	—
Mortgage and asset-backed	29,403,943	—	29,403,943	—
Foreign government	5,131,051	—	5,131,051	—
Corporate debt	34,127,949	—	34,127,949	—
Total investments, at fair value	$24,610,713,439	$8,154,431,704	$16,456,281,735	$—

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2024:
Participant-directed brokerage accounts	$1,184,207,393	$1,145,578,367	$38,629,026	$—
General Dynamics Corporation common stock	3,946,210,540	3,946,210,540	—	—
Investments in other equity securities	2,147,981,194	2,147,981,194	—	—
Registered investment companies	217,045,032	116,926,263	100,118,769	—
Interest bearing cash	54,350,752	54,350,752	—	—
Overnight deposit accounts	26,917,938	26,917,938	—	—
Collective trusts	13,497,262,839	—	13,497,262,839	—
Fixed-income securities:
US government	116,145,461	—	116,145,461	—
Mortgage and asset-backed	62,918,508	—	62,918,508	—
Foreign government	6,170,183	—	6,170,183	—
Corporate debt	86,561,840	—	86,561,840	—
Total investments, at fair value	$21,345,771,680	$7,437,965,054	$13,907,806,626	$—